UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq. UBS Asset Management One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Copy to:
Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Master Trust

Semiannual Report  |  October 31, 2020

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2020	Ending account value October 31, 2020	Expenses paid during period 05/01/20 to 10/31/20[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,001.20	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,001.40	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,000.70	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,000.80	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,001.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	39 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	25.0%
France	5.5
Singapore	5.5
Japan	4.9
Canada	4.7
Total	45.6%

Portfolio composition[2]
Commercial paper	51.7%
Repurchase agreements	25.2
Certificates of deposit	9.6
Time deposits	8.7
U.S. Treasury obligations	4.8
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05)%.
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	46 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	33.2%
Japan	7.3
Singapore	5.7
New Zealand	3.9
Germany	3.8
Total	53.9%

Portfolio composition[2]
Commercial paper	50.9%
Repurchase agreements	35.9
U.S. Treasury obligations	5.7
Certificates of deposit	5.0
Time deposit	2.3
Other assets in excess of liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	46 days

Portfolio composition[2]
U.S. government agency obligations	40.1%
Repurchase agreements	35.3
U.S. Treasury obligations	24.5
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	48 days

Portfolio composition[2]
U.S. Treasury obligations	70.4%
Repurchase agreements	27.3
Other assets in excess of liabilities	2.3
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	42 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	30.7%
Japan	13.2
France	10.2
Netherlands	5.1
Singapore	5.0
Total	64.2%

Portfolio composition[2]
Commercial paper	54.3%
Repurchase agreements	21.1
Certificates of deposit	10.3
Time deposits	8.8
U.S. Treasury obligations	4.7
U.S. government agency obligations	0.8
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05)%
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	16 days

Portfolio composition[2]
Municipal bonds	88.0%
Tax-exempt commercial paper	11.9
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Certificates of deposit—9.6%
Banking-non-U.S.—9.6%
Cooperatieve Centrale 0.200%, due 03/18/21	$70,000,000	$70,006,472
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.299%, due 11/06/20[1]	52,000,000	52,019,695
KBC Bank NV 0.100%, due 11/03/20	30,000,000	30,000,033
MUFG Bank Ltd. 0.280%, due 01/29/21	80,000,000	80,027,876
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 0.369%, due 11/06/20[1]	95,000,000	95,001,187
Norinchukin Bank 0.090%, due 11/03/20	25,000,000	24,999,970
0.120%, due 11/05/20	145,000,000	145,000,315
Oversea-Chinese Banking Corp. Ltd. 0.290%, due 01/06/21	54,000,000	54,014,466
Skandinaviska Enskilda Banken AB 0.200%, due 03/09/21	75,000,000	74,999,168
1 mo. USD LIBOR + 0.080%, 0.225%, due 11/12/20[1]	30,000,000	30,000,919
Sumitomo Mitsui Banking Corp. 0.240%, due 04/01/21	75,000,000	75,002,533
1 mo. USD LIBOR + 0.200%, 0.345%, due 11/13/20[1]	90,000,000	90,033,963
0.380%, due 11/20/20	95,000,000	95,014,951
Sumitomo Mitsui Trust Bank Ltd.
0.430%, due 11/12/20	85,000,000	85,009,815
0.450%, due 11/09/20	85,000,000	85,008,022
Toronto-Dominion Bank Ltd.
3 mo. USD LIBOR + 0.100%, 0.395%, due 11/20/20[1]	85,000,000	85,061,341
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 0.398%, due 12/07/20[1]	62,000,000	62,010,532
Total certificates of deposit (cost—$1,233,000,000)		1,233,211,258

Commercial paper[2]—51.7%
Asset backed-miscellaneous—17.5%
Atlantic Asset Securitization LLC 0.220%, due 04/06/21	23,150,000	23,127,343
0.300%, due 12/02/20	50,000,000	49,992,988
0.335%, due 12/10/20	50,000,000	49,990,832
CAFCO LLC 0.170%, due 12/03/20	18,000,000	17,998,113
Chariot Funding LLC 0.160%, due 12/10/20	3,000,000	2,999,621
0.330%, due 11/20/20	90,000,000	89,994,540
0.350%, due 11/13/20	70,000,000	69,997,577
Charta LLC 0.160%, due 01/05/21	40,000,000	39,987,344

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Fairway Finance Co. LLC 0.200%, due 04/01/21	$60,000,000	$59,943,645
0.200%, due 04/06/21	29,000,000	28,971,617
0.250%, due 02/03/21	50,450,000	50,421,748
0.250%, due 02/05/21	49,250,000	49,221,845
0.280%, due 12/11/20	25,000,000	24,994,692
0.300%, due 11/13/20	34,000,000	33,998,294
Gotham Funding Corp. 0.340%, due 12/02/20	50,000,000	49,992,896
0.350%, due 12/02/20	62,000,000	61,991,191
Liberty Street Funding LLC 0.160%, due 12/03/20	18,000,000	17,997,382
0.170%, due 01/07/21	32,000,000	31,990,125
0.240%, due 11/06/20	50,000,000	49,998,833
LMA Americas LLC 0.180%, due 01/14/21	20,000,000	19,992,147
0.190%, due 03/08/21	51,000,000	50,958,333
0.210%, due 01/07/21	6,000,000	5,997,942
0.210%, due 04/07/21	26,600,000	26,566,870
0.220%, due 04/07/21	39,000,000	38,951,426
0.240%, due 02/05/21	50,000,000	49,972,370
0.350%, due 11/20/20	46,000,000	45,998,014
0.350%, due 11/23/20	35,000,000	34,998,693
0.380%, due 11/12/20	50,000,000	49,997,834
0.380%, due 11/16/20	20,000,000	19,998,952
0.400%, due 11/04/20	37,900,000	37,899,479
Nieuw Amsterdam Receivables Corp. 0.180%, due 12/10/20	22,000,000	21,995,841
0.190%, due 01/12/21	50,000,000	49,981,603
0.200%, due 01/19/21	45,000,000	44,981,370
Old Line Funding LLC
1 mo. USD LIBOR + 0.090%, 0.237%, due 11/09/20[1,3]	21,000,000	21,000,015
0.250%, due 02/23/21	34,000,000	33,982,581
0.300%, due 03/29/21	35,000,000	34,975,208
0.330%, due 03/22/21	40,000,000	39,973,307
0.340%, due 12/21/20	25,000,000	24,994,692
0.340%, due 12/22/20	44,000,000	43,990,413
0.340%, due 12/22/20[3]	50,000,000	49,989,106
0.350%, due 12/14/20	35,000,000	34,993,656
0.350%, due 02/01/21	45,000,000	44,982,257
0.360%, due 03/08/21	50,000,000	49,970,796
0.370%, due 02/19/21	50,000,000	49,975,578
Starbird Funding Corp. 0.080%, due 11/02/20	128,000,000	127,998,902
0.160%, due 01/11/21	25,000,000	24,990,723
0.170%, due 12/21/20	25,000,000	24,993,970
0.180%, due 12/01/20	5,000,000	4,999,324
Thunder Bay Funding LLC 0.230%, due 04/19/21	64,000,000	63,930,992
0.270%, due 11/16/20	25,400,000	25,398,824
0.310%, due 11/16/20	33,900,000	33,898,431
0.320%, due 01/19/21	23,250,000	23,243,147
0.360%, due 03/15/21	40,000,000	39,974,462

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.130%, 0.270%, due 11/03/20[1,3]	$43,000,000	$43,003,964
1 mo. USD LIBOR + 0.180%, 0.327%, due 11/09/20[1,3]	67,000,000	67,011,535
Victory Receivables Corp. 0.350%, due 11/06/20	46,014,000	46,013,105

		2,256,186,488

Banking-non-U.S.—29.3%
Barclays Bank PLC 0.230%, due 11/20/20	51,000,000	50,995,419
0.240%, due 11/02/20	51,000,000	50,999,379
BNZ International Funding Ltd. 0.300%, due 12/03/20	54,500,000	54,495,316
0.310%, due 01/08/21	54,000,000	53,988,765
Caisse des Depots et Consignations 0.190%, due 03/01/21	75,000,000	74,951,708
0.330%, due 01/25/21	90,000,000	89,961,937
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.050%, 0.303%, due 11/06/20[1,3]	79,000,000	79,017,950
3 mo. USD LIBOR + 0.070%, 0.321%, due 11/02/20[1,3]	79,000,000	79,029,699
3 mo. USD LIBOR + 0.140%, 0.389%, due 11/04/20[1,3]	95,000,000	95,000,448
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	33,000,000	33,003,975
Credit Agricole Corporate & Investment Bank 0.110%, due 11/02/20	75,000,000	74,999,438
Credit Industriel et Commercial 0.080%, due 11/05/20	105,000,000	104,999,020
0.330%, due 11/24/20	94,600,000	94,592,774
DBS Bank Ltd. 0.180%, due 01/04/21	90,000,000	89,977,560
0.190%, due 01/15/21	49,000,000	48,984,593
0.200%, due 02/01/21	25,000,000	24,989,425
0.250%, due 05/19/21	85,000,000	84,898,439
0.270%, due 11/02/20	38,700,000	38,699,710
0.300%, due 12/21/20	25,000,000	24,995,595
0.300%, due 12/23/20	91,000,000	90,983,074
Dexia Credit Local SA 0.200%, due 03/22/21	38,000,000	37,979,472
0.210%, due 03/23/21	30,000,000	29,983,800
0.210%, due 05/06/21	48,000,000	47,963,403
0.220%, due 04/14/21	56,000,000	55,966,431
0.300%, due 12/07/20	90,000,000	89,989,265
Erste Abwicklungsanstalt 0.200%, due 03/01/21	60,000,000	59,972,753
0.220%, due 11/24/20	7,000,000	6,999,597
0.250%, due 03/03/21	80,000,000	79,963,351
0.255%, due 11/03/20	58,000,000	57,999,439
Federation des Caisses Desjardins du Quebec 0.075%, due 11/03/20	55,000,000	54,999,450
0.080%, due 11/05/20	170,000,000	169,997,450

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
Mitsubishi UFJ Trust & Banking Corp. 0.220%, due 01/14/21	$30,000,000	$29,990,563
0.240%, due 11/30/20	53,000,000	52,994,021
0.250%, due 02/08/21	53,900,000	53,876,107
Mizuho Bank Ltd. 0.220%, due 02/01/21	101,000,000	100,953,849
0.260%, due 11/20/20	60,000,000	59,996,570
0.305%, due 11/06/20	54,000,000	53,999,055
0.305%, due 11/09/20	54,000,000	53,998,650
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.110%, 0.255%, due 11/30/20[1,3]	83,000,000	83,012,918
3 mo. USD LIBOR + 0%, 0.280%, due 11/14/20[1,3]	70,000,000	69,999,999
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	30,000,000	30,003,872
National Bank of Canada 0.170%, due 01/04/21	40,000,000	39,990,907
Nordea Bank Abp 0.085%, due 11/05/20	225,000,000	224,996,288
Oversea-Chinese Banking Corp. Ltd. 0.235%, due 04/15/21	51,000,000	50,953,393
3 mo. USD LIBOR + 0.040%, 0.289%, due 11/05/20[1,3]	65,000,000	65,006,640
0.290%, due 01/08/21	65,000,000	64,982,306
Societe Generale SA 0.110%, due 11/02/20	10,000,000	9,999,917
Sumitomo Mitsui Banking Corp. 0.205%, due 02/02/21	41,700,000	41,680,743
Sumitomo Mitsui Trust Bank Ltd. 0.360%, due 12/23/20	85,000,000	84,981,895
0.400%, due 11/20/20	95,000,000	94,994,126
Svenska Handelsbanken 0.230%, due 06/01/21	36,750,000	36,704,342
Toronto-Dominion Bank Ltd. 0.100%, due 11/03/20	35,000,000	34,999,650
United Overseas Bank Ltd. 0.250%, due 05/28/21	60,000,000	59,930,000
0.280%, due 09/27/21	65,000,000	64,839,949
Westpac Banking Corp.
3 mo. USD LIBOR + 0.040%, 0.291%, due 11/02/20[1,3]	66,000,000	66,008,245
3 mo. USD LIBOR + 0.070%, 0.307%, due 01/15/21[1,3]	77,000,000	77,014,043
Westpac Securities NZ Ltd.
0.230%, due 03/11/21	71,000,000	70,936,478
3 mo. USD LIBOR + 0.010%, 0.259%, due 11/05/20[1,3]	58,000,000	58,002,930

		3,766,226,091

Banking-U.S.—4.9%
ABN Amro Funding USA LLC 0.300%, due 12/02/20	57,900,000	57,891,137
0.310%, due 11/16/20	14,950,000	14,949,181
0.310%, due 01/04/21	95,000,000	94,962,728
0.310%, due 01/08/21	61,000,000	60,973,550

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Bedford Row Funding Corp.
0.260%, due 01/27/21	$40,000,000	$39,985,167
3 mo. USD LIBOR + 0.060%, 0.311%, due 11/02/20[1,3]	45,000,000	45,006,746
Collateralized Commercial Paper FLEX Co. LLC 0.220%, due 03/08/21	13,000,000	12,990,078
0.220%, due 04/19/21	73,000,000	72,921,288
0.250%, due 07/09/21	25,000,000	24,964,650
0.270%, due 06/08/21	6,000,000	5,993,002
Collateralized Commercial Paper V Co. LLC 0.320%, due 02/02/21	100,000,000	99,957,778
Thunder Bay Funding LLC 0.350%, due 12/14/20	50,000,000	49,992,187
Toronto-Dominion Holdings USA, Inc. 0.250%, due 03/01/21	50,000,000	49,969,330

		630,556,822
Total commercial paper (cost—$6,652,117,039)		6,652,969,401

Time deposits—8.7%
Banking-non-U.S.—8.7%
ABN AMRO Bank N.V. 0.070%, due 11/02/20	300,000,000	300,000,000
Credit Agricole Corporate & Investment Bank 0.080%, due 11/02/20	3,000,000	3,000,000
Mizuho Bank Ltd. 0.080%, due 11/02/20	340,000,000	340,000,000
Natixis 0.070%, due 11/02/20	475,000,000	475,000,000
Total time deposits (cost—$1,118,000,000)		1,118,000,000

U.S. Treasury obligations—4.8%
U.S. Treasury Bills 0.082%, due 11/03/20[2]	134,000,000	133,999,774
0.096%, due 11/10/20[2]	159,000,000	158,997,791
0.086%, due 11/12/20[2]	196,000,000	195,996,053
0.091%, due 11/17/20[2]	122,000,000	121,996,352
Total U.S. Treasury obligations (cost—$610,987,141)		610,989,970

Repurchase agreements—25.2%
Repurchase agreement dated 10/30/20 with Barclays Bank PLC, 0.060% due 11/02/20, collateralized by $142,005,800 U.S. Treasury Inflation Index Bond, 2.125% due 02/15/40 and $1,195,637,900 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 01/15/22 to 07/15/30 (value—$1,632,000,042); proceeds: $1,600,008,000	1,600,000,000	1,600,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/30/20 with Barclays Bank PLC, 0.080% due 11/02/20, collateralized by $487,747,548 Federal National Mortgage Association obligation, 2.500% due 10/01/50 (value—$510,000,000); proceeds: $500,003,333	$500,000,000	$500,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.210% due 11/02/20, collateralized by $105,534,988 various asset-backed convertible bonds, 0.309% to 6.000% due 02/21/23 to 09/25/46; (value—$53,563,803); proceeds: $50,000,875	50,000,000	50,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.260% due 11/02/20, collateralized by $87,268,350 various asset-backed convertible bonds, 0.500% to 10.750% due 12/02/20 to 12/31/99; (value—$86,097,097); proceeds: $80,001,733	80,000,000	80,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $70,082,200 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21; (value—$83,640,105); proceeds: $82,000,478	82,000,000	82,000,000
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.100% due 11/06/20, collateralized by $6,258,536 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 09/01/34 to 01/01/43, $1,514,408 Federal National Mortgage Association obligation, 2.000% due 11/01/35 and $204,752,640 Government National Mortgage Association obligation, 3.000% due 02/20/50; (value—$204,000,000); proceeds: $200,020,000[4]	200,000,000	200,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.310% due 11/06/20, collateralized by $81,364,501 various asset-backed convertible bonds, 2.150% to 10.000% due 08/15/21 to 12/31/99; (value—$81,000,000); proceeds: $75,124,000[4]	75,000,000	75,000,000
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, OBFR + 0.01%, 0.410% due 12/04/20, collateralized by $76,289,000 various asset-backed convertible bonds, 1.000% to 5.500% due 03/01/21 to 12/15/35; (value—$82,500,039); proceeds: $75,054,667[4]	75,000,000	75,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.38%, 0.460% due 11/02/20, collateralized by $344,963,791 various asset-backed convertible bonds, zero coupon to 7.301% due 07/15/24 to 05/28/69; (value—$80,250,000); proceeds: $75,030,667[4]	75,000,000	75,000,000

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.730% due 02/02/21, collateralized by $7,288,906 shares of various equity securities; (value—$251,450,069); proceeds: $235,590,894[4]	$235,000,000	$235,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.730% due 02/02/21, collateralized by $21,180,657 various asset-backed convertible bonds, 0.250% to 0.625% due 05/01/23 to 06/01/23; (value—$80,250,003); proceeds: $75,188,583[4]	75,000,000	75,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.090% due 11/02/20, collateralized by $602,763,373 Government National Mortgage Association obligation, 3.500% due 09/20/45; (value—$204,000,000); proceeds: $200,001,500	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,247,000,000)		3,247,000,000
Total investments (cost—$12,861,104,180 which approximates cost for federal income tax purposes)—100.0%		12,862,170,629

Other assets in excess of liabilities—0.00%†		1,275,353
Net assets—100.0%		$12,863,445,982

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$1,233,211,258	$—	$1,233,211,258
Commercial paper	—	6,652,969,401	—	6,652,969,401
Time deposits	—	1,118,000,000	—	1,118,000,000
U.S. Treasury obligations	—	610,989,970	—	610,989,970
Repurchase agreements	—	3,247,000,000	—	3,247,000,000
Total	$—	$12,862,170,629	$—	$12,862,170,629

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 961,112,085, represented 7.5% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Certificates of deposit—5.0%
Banking-non-U.S.—5.0%
Commonwealth Bank of Australia 0.200%, due 04/15/21	$1,500,000	$1,499,923
Cooperatieve Centrale 0.200%, due 03/18/21	1,000,000	1,000,092
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.216%, due 11/16/20[1]	300,000	300,010
Credit Industriel et Commercial
3 mo. USD LIBOR + 0.040%, 0.283%, due 11/10/20[1]	3,000,000	3,000,566
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.180%, due 01/14/21	2,500,000	2,500,127
MUFG Bank Ltd. 0.280%, due 01/29/21	1,000,000	1,000,348
Oversea-Chinese Banking Corp. Ltd. 0.170%, due 01/08/21	1,250,000	1,250,048
0.200%, due 02/23/21	1,000,000	1,000,042
0.290%, due 01/06/21	650,000	650,174
Skandinaviska Enskilda Banken AB 0.200%, due 03/09/21	1,000,000	999,989
Sumitomo Mitsui Banking Corp. 0.240%, due 04/01/21	1,000,000	1,000,034
0.250%, due 04/08/21	1,000,000	1,000,058
1 mo. USD LIBOR + 0.110%, 0.259%, due 11/25/20[1]	1,500,000	1,500,134
1 mo. USD LIBOR + 0.200%, 0.345%, due 11/13/20[1]	1,000,000	1,000,377
Total certificates of deposit (cost—$17,700,561)		17,701,922

Commercial paper[2]—50.9%
Asset backed-miscellaneous—21.2%
Albion Capital Corp. SA 0.098%, due 11/20/20	1,150,000	1,149,934
Atlantic Asset Securitization LLC 0.080%, due 11/02/20	1,500,000	1,499,990
0.080%, due 11/02/20	7,000,000	6,999,942
0.100%, due 01/28/21	1,500,000	1,499,625
0.146%, due 12/17/20	2,000,000	1,999,611
0.170%, due 02/16/21	1,000,000	999,485
0.223%, due 04/06/21	1,000,000	999,021
Barton Capital SA 0.120%, due 11/02/20	1,000,000	999,990
Chariot Funding LLC 0.111%, due 12/10/20	4,000,000	3,999,494
0.112%, due 12/11/20	600,000	599,922
CRC Funding LLC 0.159%, due 12/08/20	5,500,000	5,499,053
Fairway Finance Co. LLC 0.129%, due 11/13/20	1,000,000	999,950
0.193%, due 01/11/21	2,000,000	1,999,217
0.210%, due 02/05/21	1,000,000	999,428
0.210%, due 02/08/21	1,000,000	999,411
0.218%, due 03/24/21	1,000,000	999,122
0.222%, due 04/05/21	500,000	499,516
0.223%, due 04/06/21	500,000	499,511

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Gotham Funding Corp. 0.155%, due 12/02/20	$500,000	$499,929
Liberty Street Funding LLC 0.161%, due 01/07/21	1,000,000	999,691
LMA Americas LLC 0.036%, due 11/30/20	1,500,000	1,499,953
0.200%, due 12/10/20	1,000,000	999,772
0.207%, due 02/18/21	1,000,000	999,362
0.208%, due 02/22/21	1,000,000	999,336
0.228%, due 03/08/21	750,000	749,387
0.234%, due 02/26/21	3,000,000	2,997,917
Manhattan Asset Funding Co. LLC 0.159%, due 12/08/20	3,000,000	2,999,483
0.203%, due 01/26/21	5,000,000	4,997,580
Nieuw Amsterdam Receivables Corp. 0.175%, due 01/06/21	4,000,000	3,998,678
0.194%, due 02/10/21	1,550,000	1,549,140
Old Line Funding LLC 0.158%, due 02/22/21	1,000,000	999,495
0.170%, due 03/29/21	1,000,000	999,292
Starbird Funding Corp. 0.103%, due 11/02/20	2,000,000	1,999,983
0.158%, due 12/07/20	1,500,000	1,499,750
0.183%, due 01/11/21	1,000,000	999,629
Thunder Bay Funding LLC 0.098%, due 11/16/20	800,000	799,963
0.133%, due 02/04/21	1,500,000	1,499,462
0.169%, due 03/15/21	900,000	899,425
0.225%, due 04/12/21	1,000,000	998,975
0.227%, due 04/19/21	1,000,000	998,922
Versailles Commercial Paper LLC 0.176%, due 01/04/21	2,500,000	2,499,193
Victory Receivables Corp. 0.153%, due 12/02/20	1,000,000	999,860
0.160%, due 12/09/20	2,600,000	2,599,538

		74,325,937

Banking-non-U.S.—26.2%
ANZ New Zealand Int’l Ltd.
3 mo. USD LIBOR + 0.080%, 0.317%, due 01/15/21[1,3]	250,000	250,051
ASB Finance Ltd. 0.130%, due 02/17/21	1,000,000	999,603
0.203%, due 03/03/21	5,000,000	4,997,640
Bank of Nova Scotia
3 mo. USD LIBOR + 0.090%, 0.370%, due 11/16/20[1,3]	300,000	300,103
Banque et Caisse d Epargne de l Etat 0.093%, due 12/09/20	500,000	499,948
Barclays Bank PLC 0.154%, due 11/20/20	1,000,000	999,910
BNZ International Funding Ltd. 0.070%, due 11/05/20	3,000,000	2,999,965
0.091%, due 12/03/20	500,000	499,957
0.107%, due 01/08/21	600,000	599,875
0.111%, due 01/14/21	1,750,000	1,749,590

ESG Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
BPCE SA 0.125%, due 12/09/20	$2,000,000	$1,999,722
0.162%, due 01/15/21	2,000,000	1,999,307
Caisse des Depots et Consignations 0.103%, due 11/16/20	1,000,000	999,951
0.149%, due 12/10/20	500,000	499,915
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.070%, 0.321%, due 11/02/20[1,3]	1,000,000	1,000,376
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.050%, 0.266%, due 01/22/21[1,3]	300,000	300,047
Credit Industriel et Commercial 0.110%, due 11/24/20	400,000	399,969
0.298%, due 01/15/21	1,000,000	999,363
DBS Bank Ltd. 0.114%, due 12/11/20	1,000,000	999,867
0.124%, due 12/23/20	1,000,000	999,814
0.136%, due 01/04/21	1,000,000	999,751
0.147%, due 01/15/21	1,000,000	999,686
0.214%, due 05/19/21	1,000,000	998,805
Dexia Credit Local SA 0.113%, due 12/07/20	1,000,000	999,881
0.130%, due 04/14/21	1,000,000	999,400
0.146%, due 05/06/21	1,000,000	999,237
Erste Abwicklungsanstalt 0.133%, due 03/03/21	1,000,000	999,542
0.134%, due 03/01/21	1,000,000	999,546
0.168%, due 12/30/20	5,000,000	4,999,144
Federation des Caisses Desjardins du Quebec 0.090%, due 11/03/20	500,000	499,995
0.102%, due 11/06/20	2,500,000	2,499,956
Mitsubishi UFJ Trust & Banking Corp. 0.131%, due 11/30/20	500,000	499,944
0.147%, due 02/01/21	1,000,000	999,616
0.149%, due 01/14/21	500,000	499,843
0.151%, due 01/12/21	1,000,000	999,690
0.254%, due 04/28/21	1,500,000	1,498,275
Mizuho Bank Ltd. 0.090%, due 11/06/20	650,000	649,989
0.090%, due 11/09/20	600,000	599,985
0.175%, due 02/01/21	2,000,000	1,999,086
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.110%, 0.255%, due 11/30/20[1,3]	1,000,000	1,000,156
National Bank of Canada 0.124%, due 01/04/21	3,625,000	3,624,176
NRW Bank 0.126%, due 11/27/20	1,000,000	999,902
0.131%, due 11/30/20	3,000,000	2,999,662
0.133%, due 12/03/20	2,000,000	1,999,749
0.208%, due 03/03/21	3,000,000	2,998,057
Oversea-Chinese Banking Corp. Ltd. 0.090%, due 11/06/20	1,500,000	1,499,974
0.203%, due 02/19/21	3,000,000	2,998,367

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Skandinaviska Enskilda Banken AB 0.100%, due 11/12/20	$3,000,000	$2,999,892
0.111%, due 12/10/20	1,000,000	999,874
0.193%, due 02/16/21	3,000,000	2,998,247
0.222%, due 05/21/21	1,000,000	998,748
Sumitomo Mitsui Banking Corp. 0.175%, due 02/02/21	1,000,000	999,538
0.211%, due 03/16/21	2,000,000	1,998,394
Sumitomo Mitsui Trust Bank Ltd. 0.100%, due 11/06/20	1,000,000	999,980
0.123%, due 12/09/20	1,000,000	999,863
0.141%, due 12/22/20	1,800,000	1,799,626
0.178%, due 01/19/21	1,000,000	999,599
0.194%, due 02/03/21	3,600,000	3,598,138
Svenska Handelsbanken 0.202%, due 05/19/21	1,000,000	998,872
0.214%, due 04/30/21	1,500,000	1,498,552
United Overseas Bank Ltd. 0.200%, due 05/28/21	1,000,000	998,833
0.267%, due 09/27/21	1,000,000	997,538
Westpac Banking Corp.
3 mo. USD LIBOR + 0.070%, 0.307%, due 01/15/21[1,3]	250,000	250,046
Westpac Securities NZ Ltd. 0.244%, due 03/11/21	800,000	799,284
3 mo. USD LIBOR + 0.010%, 0.259%, due 11/05/20[1,3]	1,000,000	1,000,050

		91,891,461

Banking-U.S.—3.5%
ABN Amro Funding USA LLC 0.116%, due 11/16/20	1,000,000	999,945
0.116%, due 11/16/20	1,000,000	999,945
0.214%, due 01/04/21	1,000,000	999,608
0.223%, due 01/08/21	700,000	699,696
Bedford Row Funding Corp. 0.174%, due 04/09/21	1,300,000	1,298,988
0.180%, due 04/27/21	1,000,000	999,105
3 mo. USD LIBOR + 0.050%, 0.275%, due 09/20/21[1,3]	1,000,000	1,000,000
3 mo. USD LIBOR + 0.060%, 0.311%, due 11/02/20[1,3]	250,000	250,038
Collateralized Commercial Paper FLEX Co. LLC 0.180%, due 02/12/21	750,000	749,606
0.190%, due 06/08/21	1,000,000	998,834
0.203%, due 05/18/21	1,000,000	998,872
3 mo. USD LIBOR + 0.120%, 0.350%, due 01/08/21[1,3]	2,000,000	2,000,330
ING U.S. Funding LLC 0.180%, due 11/06/20	500,000	499,983

		12,494,950
Total commercial paper (cost—$178,697,482)		178,712,348

ESG Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Time deposit—2.3%
Banking-non-U.S.—2.3%
Mizuho Bank Ltd. 0.080%, due 11/02/20 (cost—$8,000,000)	$8,000,000	$8,000,000

U.S. Treasury obligations—5.7%
U.S. Treasury Bills 0.062%, due 11/03/20[2]	3,000,000	2,999,995
0.063%, due 11/10/20[2]	2,000,000	1,999,972
0.074%, due 11/12/20[2]	3,000,000	2,999,940
0.073%, due 11/17/20[2]	2,000,000	1,999,940
0.084%, due 11/24/20[2]	10,000,000	9,999,496
Total U.S. Treasury obligations (cost—$19,999,377)		19,999,343

Repurchase agreements—35.9%
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/20, collateralized by $127,152,200 U.S. Treasury Note, 0.250% due 06/15/23; (value—$127,500,062); proceeds: $125,000,729	125,000,000	125,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, OBFR + 0.01%, 0.410% due 12/04/20, collateralized by $1,102,186 asset-backed convertible bond, 2.250% due 06/15/23; (value—$1,100,001); proceeds: $1,000,073[4]	$1,000,000	$1,000,000
Total repurchase agreements (cost—$126,000,000)		126,000,000
Total investments (cost—$350,397,420 which approximates cost for federal income tax purposes)—99.8%		350,413,613

Other assets in excess of liabilities—0.2%		623,648
Net assets—100.0%		$351,037,261

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$17,701,922	$—	$17,701,922
Commercial paper	—	178,712,348	—	178,712,348
Time deposit	—	8,000,000	—	8,000,000
U.S. Treasury obligations	—	19,999,343	—	19,999,343
Repurchase agreements	—	126,000,000	—	126,000,000
Total	$—	$350,413,613	$—	$350,413,613

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,351,197, represented 2.2% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
U.S. government agency obligations—40.1%
Federal Farm Credit Bank 0.100%, due 02/22/21[1]	$25,000,000	$24,992,222
0.100%, due 10/08/21	67,500,000	67,483,230
0.120%, due 03/16/21[1]	39,000,000	38,982,580
0.120%, due 05/20/21[1]	125,000,000	124,917,083
0.130%, due 05/06/21[1]	25,000,000	24,983,299
0.150%, due 12/23/20[1]	34,000,000	33,992,775
0.150%, due 04/27/21[1]	25,000,000	24,981,667
0.150%, due 05/26/21	55,000,000	54,997,840
0.180%, due 04/01/21[1]	25,000,000	24,981,250
0.180%, due 07/13/21	53,000,000	53,000,000
SOFR + 0.110%, 0.200%, due 11/01/20[2]	78,000,000	78,000,000
0.200%, due 11/06/20[1]	97,000,000	96,997,844
0.200%, due 04/19/21[1]	75,000,000	74,930,000
SOFR + 0.160%, 0.250%, due 11/01/20[2]	35,000,000	35,000,000
Federal Home Loan Bank 0.090%, due 12/04/20[1]	61,000,000	60,995,120
0.100%, due 12/02/20[1]	116,000,000	115,990,333
0.100%, due 01/26/21	118,000,000	117,999,346
0.105%, due 12/18/20[1]	94,000,000	93,987,388
1 mo. USD LIBOR – 0.050%, 0.106%, due 11/27/20[2]	49,000,000	49,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/09/20[2]	96,000,000	96,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/17/20[2]	66,000,000	66,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/18/20[2]	90,000,000	90,000,000
0.108%, due 11/13/20[1]	76,000,000	75,997,492
0.113%, due 02/26/21[1]	38,000,000	37,986,225
0.115%, due 12/09/20[1]	53,000,000	52,993,736
1 mo. USD LIBOR – 0.030%, 0.117%, due 11/12/20[2]	47,000,000	47,000,000
0.120%, due 01/11/21	69,000,000	69,000,398
0.120%, due 03/05/21[1]	60,000,000	59,975,400
0.120%, due 03/12/21[1]	76,000,000	75,967,067
SOFR + 0.050%, 0.140%, due 11/02/20[2]	100,000,000	100,000,000
0.140%, due 11/19/20[1]	37,000,000	36,997,554
0.140%, due 11/30/20[1]	50,000,000	49,994,555
SOFR + 0.055%, 0.145%, due 11/02/20[2]	100,000,000	100,000,000
0.150%, due 04/27/21	50,000,000	49,998,260
0.160%, due 02/16/21	37,000,000	36,999,598
0.160%, due 04/05/21	50,000,000	49,997,359
SOFR + 0.090%, 0.180%, due 11/02/20[2]	46,000,000	46,000,000
0.185%, due 05/26/21[1]	75,000,000	74,920,990
0.185%, due 06/24/21[1]	52,000,000	51,937,470
0.190%, due 01/11/21[1]	100,000,000	99,963,055
0.200%, due 01/19/21	44,500,000	44,500,124
0.200%, due 04/29/21[1]	71,000,000	70,929,789
0.210%, due 04/23/21[1]	75,000,000	74,924,750
SOFR + 0.140%, 0.230%, due 11/02/20[2]	114,000,000	114,000,000

	Face Amount	Value
U.S. government agency obligations—(concluded)
SOFR + 0.150%, 0.240%, due 11/02/20[2]	$116,000,000	$116,000,000
0.240%, due 01/06/21[1]	53,000,000	52,977,033
SOFR + 0.160%, 0.250%, due 11/02/20[2]	114,000,000	114,000,000
0.280%, due 11/24/20[1]	72,000,000	71,987,680
SOFR + 0.230%, 0.320%, due 11/02/20[2]	335,000,000	335,000,000
SOFR + 0.240%, 0.330%, due 11/02/20[2]	188,000,000	188,008,128
0.340%, due 11/16/20[1]	113,000,000	112,985,059
0.350%, due 12/29/20[1]	200,000,000	199,889,167
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.185%, due 11/01/20[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.190%, due 11/01/20[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.280%, due 11/01/20[2]	115,000,000	115,000,000
Federal National Mortgage Association
SOFR + 0.130%, 0.220%, due 11/01/20[2]	90,000,000	90,002,731
SOFR + 0.180%, 0.270%, due 11/01/20[2]	115,000,000	115,000,000
2.750%, due 06/22/21	51,775,000	52,627,083
Total U.S. government agency obligations (cost—$4,679,772,680)		4,679,772,680

U.S. Treasury obligations—24.5%
U.S. Cash Management Bill
0.102%, due 02/09/21[1]	86,000,000	85,976,232
0.105%, due 01/05/21[1]	92,000,000	91,983,154
0.107%, due 04/06/21[1]	91,000,000	90,959,126
0.112%, due 02/02/21[1]	110,000,000	109,969,078
0.113%, due 02/02/21[1]	108,000,000	107,969,364
0.113%, due 03/30/21[1]	88,000,000	87,959,662
0.119%, due 03/23/21[1]	89,000,000	88,959,216
0.120%, due 01/19/21[1]	95,000,000	94,975,712
U.S. Treasury Bills
0.099%, due 01/28/21[1]	91,000,000	90,978,558
0.102%, due 11/17/20[1]	91,000,000	90,996,189
0.102%, due 02/25/21[1]	91,000,000	90,970,785
0.102%, due 12/15/20[1]	91,000,000	90,989,022
0.107%, due 02/04/21[1]	150,000,000	149,958,679
0.109%, due 04/22/21[1]	91,000,000	90,953,749
0.110%, due 12/03/20[1]	50,000,000	49,995,350
0.112%, due 12/24/20[1]	111,000,000	110,982,363
0.117%, due 03/25/21[1]	81,000,000	80,962,999
0.121%, due 02/18/21[1]	94,000,000	93,966,442
0.122%, due 02/11/21[1]	94,000,000	93,968,353
0.122%, due 07/15/21[1]	100,000,000	99,914,646
0.128%, due 01/21/21[1]	93,000,000	92,973,857
0.132%, due 01/28/21[1]	66,000,000	65,979,265
0.134%, due 12/29/20[1]	94,000,000	93,980,279
0.153%, due 11/05/20[1]	78,000,000	77,999,022
0.158%, due 11/03/20[1]	93,000,000	92,999,598
0.164%, due 11/27/20[1]	115,000,000	114,987,062

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.114%, 0.214%, due 11/03/20[2]	$70,000,000	$70,011,606
3 mo.Treasury money market yield + 0.220%, 0.320%, due 11/01/20[2]	143,000,000	142,953,998
3 mo.Treasury money market yield + 0.300%, 0.400%, due 11/01/20[2]	97,000,000	97,058,278
1.750%, due 11/15/20	44,000,000	44,003,516
2.000%, due 11/30/20	39,000,000	39,046,986
2.000%, due 01/15/21	39,000,000	39,126,465
Total U.S. Treasury obligations (cost—$2,864,508,611)		2,864,508,611

Repurchase agreements—35.3%
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.090% due 11/02/20, collateralized by $145,790,681 Federal Home Loan Mortgage Corp. obligations, 2.131% to 5.000% due 03/01/49 to 09/01/50 and $215,088,788 Federal National Mortgage Association obligations, 2.000% to 2.716% due 04/01/47 to 10/01/50; (value—$346,800,001); proceeds: $340,002,550	340,000,000	340,000,000
Repurchase agreement dated 10/30/20 with Toronto-Dominion Bank, 0.090% due 11/02/20, collateralized by $192,234,664 Federal Home Loan Mortgage Corp. obligations, 0.448% to 4.000% due 05/15/30 to 07/25/50, $545,128,017 Federal National Mortgage Association obligations, 0.449% to 9.000% due 12/01/20 to 09/01/50 and $39,590,956 Government National Mortgage Association obligations, 2.000% to 3.500% due 07/16/40 to 08/20/49; (value—$306,000,001); proceeds: $300,002,250	300,000,000	300,000,000
Repurchase agreement dated 01/10/20 with MUFG Securities Americas Inc., SOFR + 0.09%, 0.170% due 12/04/20, collateralized by $132,909,462 Federal Home Loan Mortgage Corp. obligations, 1.000% to 4.000% due 02/15/37 to 10/25/50, $257,942,804 Federal National Mortgage Association obligations, 2.250% to 4.500% due 08/01/33 to 07/01/50 and $51,293,157 Government National Mortgage Association obligations, 2.500% to 4.000% due 03/20/41 to 03/20/49; (value—$306,000,000); proceeds: $300,466,083[3]	300,000,000	300,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.080% due 11/02/20, collateralized by $81,966,672 Federal Home Loan Mortgage Corp. obligations, 2.332% to 4.000% due 12/01/35 to 05/01/49, $147,772,362 Federal National Mortgage Association obligations, 1.500% to 5.000% due 10/01/30 to 09/25/59 and $26,142,988 Government National Mortgage Association obligations, 3.000% to 3.500% due 05/20/39 to 11/20/48; (value—$76,500,000); proceeds: $75,000,500	$75,000,000	$75,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $1,717,866,400 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21; (value—$2,050,200,007); proceeds: $2,010,011,725	2,010,000,000	2,010,000,000
Repurchase agreement dated 10/30/20 with J.P. Morgan Securities LLC, 0.090% due 11/02/20, collateralized by $759,083,171 Federal Home Loan Mortgage Corp. obligations, zero coupon to 7.500% due 05/01/25 to 11/01/50, $2,316,017,776 Federal National Mortgage Association obligations, zero coupon to 6.500% due 04/01/23 to 11/01/50 and $791,235 Government National Mortgage Association obligation, 5.500% due 07/20/34; (value—$714,000,000); proceeds: $700,005,250	700,000,000	700,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 01/28/21, collateralized by $1,334,055,758 Federal Home Loan Mortgage Corp. obligations, 0.080% to 17.167% due 01/25/23 to 07/15/49 and $439,882,516 Federal National Mortgage Association obligations, 3.000% to 6.500% due 02/25/33 to 11/25/50; (value—$103,000,000); proceeds: $100,099,167[3]	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.100% due 11/06/20, collateralized by $672,647,565 Federal Home Loan Mortgage Corp. obligations, 1.500% to 8.000% due 09/01/23 to 10/01/50, $69,157,702 Federal National Mortgage Association obligations, 2.053% to 6.500% due 04/01/25 to 03/01/46 and $20,215,021 Government National Mortgage Association obligations, 2.500% to 3.500% due 01/20/49 to 10/15/57; (value—$306,000,000); proceeds: $300,030,000[3]	$300,000,000	$300,000,000
Total repurchase agreements (cost—$4,125,000,000)		4,125,000,000
Total investments (cost—$11,669,281,291 which approximates cost for federal income tax purposes)—99.9%		11,669,281,291

Other assets in excess of liabilities—0.1%		16,672,301
Net assets—100.0%		$11,685,953,592

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$4,679,772,680	$—	$4,679,772,680
U.S. Treasury obligations	—	2,864,508,611	—	2,864,508,611
Repurchase agreements	—	4,125,000,000	—	4,125,000,000
Total	$—	$11,669,281,291	$—	$11,669,281,291

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
U.S. Treasury obligations—70.4%
U.S. Cash Management Bill 0.091%, due 01/05/21[1]	$228,000,000	$227,958,251
0.094%, due 02/23/21[1]	322,000,000	321,900,949
0.096%, due 03/23/21[1]	228,000,000	227,895,519
0.101%, due 02/09/21[1]	492,000,000	491,865,852
0.101%, due 03/02/21[1]	277,000,000	276,907,667
0.101%, due 04/06/21[1]	221,000,000	220,900,734
0.102%, due 01/12/21[1]	577,000,000	576,885,476
0.106%, due 03/30/21[1]	223,000,000	222,897,779
0.111%, due 01/26/21[1]	645,000,000	644,835,096
0.112%, due 02/02/21[1]	517,000,000	516,854,004
0.115%, due 01/19/21[1]	526,000,000	525,872,669
U.S. Treasury Bills 0.083%, due 11/24/20[1]	298,000,000	297,983,974
0.083%, due 11/27/20[1]	265,000,000	264,970,188
0.086%, due 12/03/20[1]	100,000,000	99,990,700
0.086%, due 01/07/21[1]	300,000,000	299,921,900
0.088%, due 12/08/20[1]	275,000,000	274,962,050
0.088%, due 12/17/20[1]	323,000,000	322,955,587
0.091%, due 12/29/20[1]	236,000,000	235,950,489
0.095%, due 02/11/21[1]	236,000,000	235,920,546
0.098%, due 02/04/21[1]	322,000,000	321,902,049
0.103%, due 04/22/21[1]	229,000,000	228,883,611
0.106%, due 12/24/20[1]	564,000,000	563,916,021
0.106%, due 07/15/21[1]	300,000,000	299,743,938
0.111%, due 03/25/21[1]	1,028,000,000	1,027,563,215
0.114%, due 02/25/21[1]	571,000,000	570,794,882
0.115%, due 02/18/21[1]	579,000,000	578,805,372
0.121%, due 01/28/21[1]	391,000,000	390,894,518
0.121%, due 01/14/21[1]	644,000,000	643,849,823
0.130%, due 12/15/20[1]	529,000,000	528,917,728
0.131%, due 12/22/20[1]	622,000,000	621,888,507
0.133%, due 01/21/21[1]	561,000,000	560,836,196
0.135%, due 11/17/20[1]	782,000,000	781,960,168
0.135%, due 11/05/20[1]	495,000,000	494,995,379
0.146%, due 11/12/20[1]	575,000,000	574,977,049
0.168%, due 11/03/20[1]	549,000,000	548,997,460
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.055%, 0.155%, due 11/03/20[2]	250,000,000	249,995,582
3 mo.Treasury money market yield + 0.114%, 0.214%, due 11/03/20[2]	1,030,000,000	1,030,330,731
3 mo.Treasury money market yield + 0.115%, 0.215%, due 11/01/20[2]	735,000,000	734,896,246
3 mo.Treasury money market yield + 0.139%, 0.239%, due 11/01/20[2]	500,000,000	499,951,453
3 mo.Treasury money market yield + 0.154%, 0.254%, due 11/01/20[2]	250,000,000	249,893,986
3 mo.Treasury money market yield + 0.220%, 0.320%, due 11/01/20[2]	605,000,000	605,208,608

	Face Amount	Value
U.S. Treasury obligations—(concluded)
3 mo.Treasury money market yield + 0.300%, 0.400%, due 11/01/20[2]	$486,784,000	$487,005,158
1.750%, due 11/15/20	88,000,000	88,007,031
2.000%, due 11/30/20	89,000,000	89,107,225
2.000%, due 01/15/21	89,000,000	89,288,599
2.250%, due 03/31/21	30,000,000	30,262,924
2.375%, due 04/15/21	150,000,000	151,530,917
2.500%, due 12/31/20	150,000,000	150,599,724
2.500%, due 01/31/21	199,000,000	200,176,499
2.625%, due 11/15/20	150,000,000	150,136,393
2.625%, due 07/15/21	100,000,000	101,750,708
Total U.S. Treasury obligations (cost—$19,934,497,130)		19,934,497,130

Repurchase agreements—27.3%
Repurchase agreement dated 10/30/20 with Barclays Capital, Inc., 0.060% due 11/02/20, collateralized by $1,000,000 U.S. Treasury Bonds Principal STRIP, zero coupon due 05/15/43, $1,290,500 U.S. Treasury Bonds STRIPs, zero coupon due 02/15/48 to 02/15/49, $926,464,200 U.S. Treasury Inflation Index Bonds, 0.625% to 3.625% due 01/15/26 to 02/15/49 and $1,093,277,400 U.S. Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 07/15/30; (value—$2,652,000,089); proceeds: $2,600,013,000	2,600,000,000	2,600,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.070% due 11/02/20, collateralized by $200 U.S. Treasury Bill, zero coupon due 03/25/21, $100,200 U.S. Treasury Bonds, 2.750% to 8.000% due 11/15/21 to 11/15/42, $198,192,100 U.S. Treasury Bonds Principal STRIPs, zero coupon due 02/15/36 to 11/15/46, $219,206,444 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/25 to 08/15/48 and $76,614,500 U.S. Treasury Notes, 0.125% to 2.000% due 07/31/21 to 11/15/26; (value—$408,000,043); proceeds: $400,002,333	400,000,000	400,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $465,789,700 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21; (value—$555,900,067); proceeds: $545,003,179	545,000,000	545,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/28/20 with Goldman Sachs & Co., 0.060% due 11/04/20, collateralized by $63,715,500 U.S. Treasury Bills, zero coupon due 03/25/21 to 04/22/21, $71,270,100 U.S. Treasury Bond, 3.000% due 11/15/45 and $42,864,400 U.S. Treasury Note, 2.000% due 02/15/25; (value—$204,000,015); proceeds: $200,002,333	$200,000,000	$200,000,000
Repurchase agreement dated 10/30/20 with J.P. Morgan Securities LLC, 0.070% due 11/02/20, collateralized by $1,612,021,400 U.S. Treasury Notes, 0.250% to 2.375% due 03/15/21 to 06/15/23; (value—$1,632,000,095); proceeds: $1,600,009,333	1,600,000,000	1,600,000,000
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/20, collateralized by $186,888,400 U.S. Treasury Note, 2.000% due 11/15/26; (value—$205,224,102); proceeds: $201,201,174	201,200,000	201,200,000
Repurchase agreement dated 10/30/20 with Mizuho Securities USA LLC, 0.070% due 11/02/20, collateralized by $255,001,300 U.S. Treasury Bills, zero coupon due 11/03/20 to 11/05/20; (value—$255,000,013); proceeds: $250,001,458	250,000,000	250,000,000
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.060% due 11/02/20, collateralized by $62,179,500 U.S. Treasury Bonds, 2.500% to 3.375% due 05/15/46 to 02/15/49, $186,402,000 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 02/15/43, $40,262,100 U.S. Treasury Inflation Index Bonds, 1.000% to 1.750% due 01/15/28 to 02/15/46, $81,656,200 U.S. Treasury Inflation Index Notes 0.125% to 0.750% due 07/15/22 to 07/15/28 and $126,602,700 U.S. Treasury Notes, 0.125% to 3.125% due 11/30/20 to 02/15/29; (value—$510,000,024); proceeds: $500,002,500	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.060% due 11/02/20, collateralized by $200 U.S. Treasury Bill, zero coupon due 03/04/21, $270,840,600 U.S. Treasury Bonds, 1.375% to 4.375% due 02/15/38 to 08/15/50, $613,796,200 U.S. Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 01/15/29 and $176,365,400 U.S. Treasury Notes, 0.125% to 2.625% due 11/15/20 to 08/15/30; (value—$1,224,000,000); proceeds: $1,200,006,000	$1,200,000,000	$1,200,000,000
Repurchase agreement dated 10/30/20 with Nomura Securities International, Inc., 0.070% due 11/02/20, collateralized by $448,600 U.S. Treasury Bill, zero coupon due 01/21/21 and $261,836,057 U.S. Treasury Bonds STRIPs, zero coupon due 02/15/26 to 08/15/50; (value—$255,000,011); proceeds: $250,001,458	250,000,000	250,000,000
Total repurchase agreements (cost—$7,746,200,000)		7,746,200,000
Total investments (cost—$27,680,697,130 which approximates cost for federal income tax purposes)—97.7%		27,680,697,130

Other assets in excess of liabilities—2.3%		643,696,208
Net assets—100.0%		$28,324,393,338

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Treasury Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$19,934,497,130	$—	$19,934,497,130
Repurchase agreements	—	7,746,200,000	—	7,746,200,000
Total	$—	$27,680,697,130	$—	$27,680,697,130

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Certificates of deposit—10.3%
Banking-non-U.S.—9.9%
Cooperatieve Centrale 0.200%, due 03/18/21	$35,000,000	$35,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.216%, due 11/16/20[1]	9,700,000	9,700,000
MUFG Bank Ltd. 0.280%, due 01/29/21	37,000,000	37,000,000
0.290%, due 01/26/21	35,000,000	35,000,000
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 0.369%, due 11/06/20[1]	35,000,000	35,000,000
Norinchukin Bank 0.090%, due 11/03/20	25,000,000	25,000,000
0.120%, due 11/05/20	70,000,000	70,000,000
Oversea-Chinese Banking Corp. Ltd. 0.170%, due 01/08/21	13,750,000	13,750,000
0.200%, due 02/23/21	24,000,000	24,000,000
0.290%, due 01/06/21	26,000,000	26,000,000
Skandinaviska Enskilda Banken AB 0.200%, due 03/09/21	37,000,000	37,000,000
1 mo. USD LIBOR + 0.080%, 0.225%, due 11/12/20[1]	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp. 0.240%, due 04/01/21	37,000,000	37,000,000
0.250%, due 04/08/21	31,000,000	31,000,000
1 mo. USD LIBOR + 0.200%, 0.345%, due 11/13/20[1]	40,000,000	40,000,000
0.380%, due 11/20/20	40,000,000	40,000,000
Sumitomo Mitsui Trust Bank Ltd. 0.430%, due 11/12/20	40,000,000	40,000,000
0.450%, due 11/09/20	40,000,000	40,000,000
Toronto-Dominion Bank Ltd.
3 mo. USD LIBOR + 0.100%, 0.395%, due 11/20/20[1]	35,000,000	35,000,000
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 0.398%, due 12/07/20[1]	22,000,000	22,000,000

		644,450,000

Banking-U.S.—0.4%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.299%, due 11/06/20[1]	25,000,000	25,000,000
Total certificates of deposit (cost—$669,450,000)		669,450,000

Commercial paper[2]—54.3%
Asset backed-miscellaneous—20.7%
Atlantic Asset Securitization LLC 0.102%, due 11/02/20	25,000,000	25,000,000
0.140%, due 02/08/21	31,000,000	30,980,591
0.146%, due 12/17/20	48,000,000	47,980,200
0.211%, due 03/03/21	15,000,000	14,989,412
CAFCO LLC 0.111%, due 12/03/20	32,000,000	31,995,316

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Chariot Funding LLC 0.089%, due 11/13/20	$30,000,000	$29,996,792
0.104%, due 11/20/20	56,000,000	55,990,760
0.111%, due 12/10/20	3,000,000	2,999,493
0.112%, due 12/11/20	39,400,000	39,385,914
0.150%, due 02/04/21	35,000,000	34,977,153
Charta LLC 0.170%, due 01/05/21	10,000,000	9,997,156
Fairway Finance Co. LLC 0.129%, due 11/13/20	15,340,000	15,338,594
0.210%, due 02/05/21	24,000,000	23,984,167
0.210%, due 02/08/21	20,920,000	20,906,332
0.222%, due 04/05/21	14,000,000	13,988,022
0.223%, due 04/06/21	15,500,000	15,486,653
Gotham Funding Corp. 0.155%, due 12/02/20	29,000,000	28,991,542
0.170%, due 12/11/20	25,000,000	24,994,583
Liberty Street Funding LLC 0.120%, due 11/06/20	47,000,000	46,998,747
0.154%, due 12/03/20	22,000,000	21,996,969
0.161%, due 01/07/21	17,000,000	16,994,702
LMA Americas LLC 0.056%, due 11/23/20	15,000,000	14,996,937
0.111%, due 11/16/20	10,000,000	9,998,522
0.177%, due 01/05/21	20,000,000	19,987,556
0.178%, due 01/06/21	25,000,000	24,991,875
0.179%, due 01/07/21	5,000,000	4,998,075
0.179%, due 01/07/21	45,100,000	45,071,061
0.183%, due 01/11/21	35,000,000	34,988,431
0.186%, due 01/14/21	10,000,000	9,996,350
0.228%, due 03/08/21	9,250,000	9,243,201
0.282%, due 04/07/21	21,000,000	20,979,980
Manhattan Asset Funding Co. LLC 0.077%, due 11/17/20	50,831,000	50,826,976
Nieuw Amsterdam Receivables Corp. 0.166%, due 12/10/20	10,000,000	9,998,100
0.179%, due 01/12/21	32,000,000	31,988,009
0.184%, due 01/19/21	20,000,000	19,991,333
0.194%, due 02/10/21	1,000,000	999,472
Old Line Funding LLC 0.145%, due 12/14/20	15,000,000	14,993,875
0.150%, due 01/25/21[3]	35,000,000	34,972,233
0.151%, due 02/01/21	17,000,000	16,984,960
0.159%, due 02/23/21	16,000,000	15,987,444
0.168%, due 03/22/21	20,000,000	19,974,333
0.170%, due 03/29/21	14,000,000	13,982,850
0.170%, due 03/30/21	40,000,000	39,950,667
1 mo. USD LIBOR + 0.090%, 0.237%, due 11/09/20[1,3]	33,000,000	33,000,000
Starbird Funding Corp. 0.081%, due 11/02/20	75,000,000	75,000,000
0.183%, due 01/11/21	19,000,000	18,994,089
0.184%, due 01/12/21	15,000,000	14,995,267
Thunder Bay Funding LLC 0.098%, due 11/16/20	15,300,000	15,298,155
0.169%, due 03/15/21	34,100,000	34,054,647

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
0.225%, due 04/12/21	$22,000,000	$21,978,354
0.227%, due 04/19/21	35,000,000	34,962,433
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.130%, 0.270%, due 11/03/20[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.180%, 0.327%, due 11/09/20[1,3]	15,000,000	15,000,000
Victory Receivables Corp. 0.161%, due 12/10/20	50,000,000	49,989,444

		1,353,147,727

Banking-non-U.S.—27.7%
Barclays Bank PLC 0.146%, due 11/02/20	31,000,000	31,000,000
0.154%, due 11/20/20	23,000,000	22,997,355
BNZ International Funding Ltd. 0.070%, due 11/09/20	21,500,000	21,499,206
0.091%, due 12/03/20	25,000,000	24,993,542
0.107%, due 01/08/21	26,400,000	26,384,769
Caisse des Depots et Consignations 0.175%, due 01/25/21	45,000,000	44,965,350
0.190%, due 03/01/21	35,000,000	34,978,018
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.050%, 0.303%, due 11/06/20[1,3]	38,000,000	38,000,000
3 mo. USD LIBOR + 0.070%, 0.321%, due 11/02/20[1,3]	38,000,000	38,000,000
3 mo. USD LIBOR + 0.140%, 0.389%, due 11/04/20[1,3]	30,000,000	30,000,000
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	12,000,000	12,000,000
Credit Agricole Corporate & Investment Bank 0.090%, due 11/02/20	10,000,000	10,000,000
Credit Industriel et Commercial 0.056%, due 11/05/20	95,000,000	94,999,367
0.110%, due 11/24/20	40,000,000	39,991,933
DBS Bank Ltd. 0.090%, due 11/02/20	18,600,000	18,600,000
0.124%, due 12/23/20	44,000,000	43,981,300
0.136%, due 01/04/21	69,000,000	68,978,265
0.143%, due 01/11/21	8,950,000	8,944,083
0.147%, due 01/15/21	40,000,000	39,984,378
0.162%, due 02/01/21	25,000,000	24,987,361
Dexia Credit Local SA 0.113%, due 12/07/20	40,000,000	39,988,333
0.130%, due 04/14/21	27,000,000	26,973,105
0.136%, due 03/22/21	21,000,000	20,983,667
0.144%, due 02/22/21	35,000,000	34,975,500
0.146%, due 05/06/21	27,000,000	26,970,862
Erste Abwicklungsanstalt 0.087%, due 11/03/20	27,000,000	26,999,809
0.133%, due 03/03/21	37,000,000	36,968,910
0.134%, due 03/01/21	34,000,000	33,977,522
Federation des Caisses Desjardins du Quebec 0.090%, due 11/03/20	29,500,000	29,499,939

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
0.090%, due 11/05/20	$100,000,000	$99,999,333
Mitsubishi UFJ Trust & Banking Corp. 0.131%, due 11/30/20	25,000,000	24,995,333
0.147%, due 02/01/21	36,000,000	35,971,790
0.149%, due 01/14/21	14,500,000	14,493,531
Mizuho Bank Ltd. 0.090%, due 11/06/20	26,000,000	25,999,119
0.090%, due 11/09/20	26,400,000	26,398,434
0.175%, due 02/01/21	49,000,000	48,972,751
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.110%, 0.255%, due 11/30/20[1,3]	37,000,000	37,000,000
3 mo. USD LIBOR + 0.000%, 0.280%, due 11/14/20[1,3]	33,000,000	33,000,000
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	10,000,000	10,000,000
National Bank of Canada 0.124%, due 01/04/21	30,235,000	30,226,005
Nederlandse Waterschapsbank N.V. 0.137%, due 02/12/21	38,000,000	37,977,390
Nordea Bank Abp 0.099%, due 11/05/20	75,000,000	74,999,469
NRW Bank 0.135%, due 12/07/20	20,000,000	19,996,500
Oversea-Chinese Banking Corp. Ltd.
3 mo. USD LIBOR + 0.040%, 0.289%, due 11/05/20[1,3]	24,000,000	24,000,000
Sumitomo Mitsui Banking Corp. 0.175%, due 02/02/21	22,500,000	22,488,213
Sumitomo Mitsui Trust Bank Ltd. 0.106%, due 11/20/20	45,000,000	44,991,000
0.141%, due 12/22/20	38,000,000	37,987,861
0.142%, due 12/23/20	35,000,000	34,982,150
Toronto-Dominion Bank Ltd. 0.090%, due 11/03/20	20,000,000	19,999,944
United Overseas Bank Ltd. 0.267%, due 09/27/21	31,000,000	30,920,674
Westpac Banking Corp.
3 mo. USD LIBOR + 0.040%, 0.291%, due 11/02/20[1,3]	40,000,000	40,000,000
Westpac Securities NZ Ltd. 0.244%, due 03/11/21	49,000,000	48,959,616
3 mo. USD LIBOR + 0.010%, 0.259%, due 11/05/20[1,3]	27,000,000	27,000,000

		1,803,981,687

Banking-U.S.—5.9%
ABN Amro Funding USA LLC 0.164%, due 11/09/20	50,000,000	49,997,181
0.214%, due 01/04/21	47,000,000	46,974,502
0.223%, due 01/08/21	30,000,000	29,982,692
Bedford Row Funding Corp. 0.180%, due 04/27/21	49,000,000	48,935,320
3 mo. USD LIBOR + 0.060%, 0.311%, due 11/02/20[1,3]	16,750,000	16,750,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper FLEX Co. LLC 0.180%, due 02/12/21	$30,000,000	$29,961,750
0.180%, due 02/12/21	49,250,000	49,183,020
0.190%, due 06/08/21	4,000,000	3,993,460
0.202%, due 07/09/21	15,000,000	14,974,062
0.203%, due 05/18/21	29,000,000	28,955,566
0.227%, due 04/19/21	30,000,000	29,969,200
Collateralized Commercial Paper V Co. LLC 0.160%, due 02/02/21	35,000,000	34,971,378

		384,648,131
Total commercial paper (cost—$3,541,777,545)		3,541,777,545

Time deposits—8.8%
Banking-non-U.S.—8.8%
ABN AMRO Bank N.V. 0.070%, due 11/02/20	130,000,000	130,000,000
Credit Agricole Corporate & Investment Bank 0.080%, due 11/02/20	71,000,000	71,000,000
Mizuho Bank Ltd. 0.080%, due 11/02/20	150,000,000	150,000,000
Natixis 0.070%, due 11/02/20	220,000,000	220,000,000
Total time deposits (cost—$571,000,000)		571,000,000

U.S. government agency obligations—0.8%
Federal Home Loan Bank SOFR + 0.230%, 0.320%, due 11/02/20[1] (cost—$50,000,000)	50,000,000	50,000,000

U.S. Treasury obligations—4.7%
U.S. Treasury Bills 0.061%, due 11/03/20[2]	72,000,000	71,999,839
0.063%, due 11/10/20[2]	75,000,000	74,998,417
0.072%, due 11/17/20[2]	67,000,000	66,997,487
0.073%, due 11/12/20[2]	95,000,000	94,997,757
Total U.S. Treasury obligations (cost—$308,993,500)		308,993,500

Repurchase agreements—21.1%
Repurchase agreement dated 10/30/20 with Barclays Capital, Inc., 0.060% due 11/02/20, collateralized by $706,201,200 U.S. Treasury Inflation Index Notes, 0.125% due 04/15/21 to 10/15/25 and $51,529,200 U.S. Treasury Notes, 0.145% to 0.400% due 10/31/20 to 04/30/22; (value—$816,000,013); proceeds: $800,004,000	800,000,000	800,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.260% due 11/02/20, collateralized by $21,102,306 various asset-backed convertible bonds, 0.439% to 10.750% due 01/30/23 to 01/28/70; (value—$16,247,849); proceeds: $15,000,325	15,000,000	15,000,000

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.080% due 11/02/20, collateralized by $526,000 Federal Farm Credit Bank obligations, 3.540% to 3.980% due 01/25/38 to 04/05/38, $630,000 Federal Home Loan Bank obligations, 3.370% to 4.100% due 02/12/30 to 10/24/33, $1,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 07/15/32, $23,225,000 Federal National Mortgage Association obligations, zero coupon to 2.625% due 01/11/22 to 08/25/25, $100 U.S. Treasury Bill, zero coupon due 03/25/21, $6,738,300 U.S. Treasury Bonds, 2.500% to 8.125% due 05/15/21 to 05/15/46, $9,243,400 U.S. Treasury Bonds Principal STRIPs, zero coupon due 02/15/36 to 02/15/44, $28,842,109 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/32 to 08/15/47, $2,969,000 U.S. Treasury Inflation Index Bond, 2.125% due 02/15/40 and $30,783,100 U.S. Treasury Notes, 2.000% to 2.375% due 05/15/22 to 11/15/26; (value—$102,000,007); proceeds: $100,000,667

	$100,000,000	$100,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp, 0.070% due 11/02/20, collateralized by $4,273,300 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21 (value—$5,100,001); proceeds: $5,000,029	5,000,000	5,000,000
Repurchase agreement dated 10/30/20 with Goldman Sachs & Co., 0.080% due 11/02/20, collateralized by $71,322,800 U.S. Treasury Bills, zero coupon due 11/17/20 to 04/22/21, $1,698,600 U.S. Treasury Bonds, 3.000% to 5.375% due 02/15/31 to 05/15/48, $34,905,100 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/27 to 11/15/40, $35,917,974 U.S. Treasury Bonds STRIPs, zero coupon due 02/15/31 to 08/15/47, $9,600 U.S. Treasury Inflation Index Note, 0.125% due 04/15/25 and $12,500 U.S. Treasury Notes, 0.125% to 2.875% due 10/31/20 to 05/15/28; (value—$135,660,000); proceeds: $133,000,887	133,000,000	133,000,000
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.410% due 12/04/20, collateralized by $34,558,543 various asset-backed convertible bonds, zero coupon to 3.250% due 09/15/22 to 10/15/37; (value—$38,500,000); proceeds: $35,025,511[4]	35,000,000	35,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%,0.100% due 11/06/20, collateralized by $206,951,341 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 04/01/29 to 10/01/50; (value—$204,000,00); proceeds: $200,020,000[4]	$200,000,000	$200,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.730% due 02/02/21, collateralized by 4,270,000 Convertible Bonds; (value—$26,750,904); proceeds: $25,062,861[4]	25,000,000	25,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.730% due 02/02/21, collateralized by 12,633,033 Convertible Bonds; (value—$69,550,798); proceeds: $65,163,439[4]	$65,000,000	$65,000,000
Total repurchase agreements (cost—$1,378,000,000)		1,378,000,000
Total investments (cost—$6,519,221,045 which approximates cost for federal income tax purposes)—100.0%		6,519,221,045

Other assets in excess of liabilities—0.00%		918,194
Net assets—100.0%		$6,520,139,239

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$669,450,000	$—	$669,450,000
Commercial paper	—	3,541,777,545	—	3,541,777,545
Time deposits	—	571,000,000	—	571,000,000
U.S. government agency obligations	—	50,000,000	—	50,000,000
U.S. Treasury obligations	—	308,993,500	—	308,993,500
Repurchase agreements	—	1,378,000,000	—	1,378,000,000
Total	$—	$6,519,221,045	$—	$6,519,221,045

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $408,722,233, represented 6.4% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—88.0%
Alaska—1.8%
Alaska International Airports Revenue Refunding (System), Series A, 0.150%, VRD	$7,345,000	$7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 0.110%, VRD	800,000	800,000
Series C, 0.110%, VRD	11,750,000	11,750,000

		19,895,000

California—10.5%
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.100%, VRD	1,695,000	1,695,000
City of Riverside, Electric Revenue Refunding, Series A, 0.110%, VRD	5,365,000	5,365,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7) 0.070%, VRD	11,194,000	11,194,000
Irvine Ranch California Water District Various Improvement Dists Consolidated, Series A, 0.070%, VRD	16,500,000	16,500,000
San Mateo County Transportation Authority Revenue Bonds, Subordinated, Series A, 0.130%, VRD	5,000,000	5,000,000
Southern California Public Power Authority, Magnolia Power Project Revenue Refunding, Series A-20, 0.070%, VRD	24,125,000	24,125,000
State of California Kindergarten, GO Bonds Series A1, 0.080%, VRD	10,530,000	10,530,000
Series A2, 0.080%, VRD	1,000,000	1,000,000
Series B2, 0.080%, VRD	2,950,000	2,950,000
Series B3, 0.090%, VRD	2,000,000	2,000,000
State of California, GO Bonds, Series A-3, 0.090%, VRD	7,200,000	7,200,000
Series B, Subseries B-5, 0.090%, VRD	15,980,000	15,980,000
Series B-1, 0.080%, VRD	14,685,000	14,685,000

		118,224,000

	Face Amount	Value
Municipal bonds—(continued)
Colorado—0.3%
Colorado Health Facilities Authority Childrens Hospital Revenue Refunding 0.110%, VRD	$2,000,000	$2,000,000
University of Colorado Revenue Refunding, Series B-1, 0.100%, VRD	2,000,000	2,000,000

		4,000,000

Connecticut—0.1%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.070%, VRD	1,300,000	1,300,000

District of Columbia—1.0%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.130%, VRD	11,000,000	11,000,000

Florida—0.7%
Hillsborough County Industrial Development Authority Revenue (Baycare Health System), Series C, 0.110%, VRD	400,000	400,000
Miami Dade County Florida School District Revenue Refunding 2.000%, due 02/25/21	3,000,000	3,017,127
3.000%, due 02/25/21	5,000,000	5,044,028

		8,461,155

Georgia—0.6%
Cobb County School District, GO Bonds 2.000%, due 12/16/20	7,000,000	7,009,048

Illinois—13.7%
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 0.140%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 0.160%, VRD	19,700,000	19,700,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 0.140%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 0.140%, VRD	9,640,000	9,640,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.110%, VRD	710,000	710,000
Series C, 0.090%, VRD	6,600,000	6,600,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 0.130%, VRD	6,900,000	6,900,000
0.130%, VRD	8,450,000	8,450,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 0.130%, VRD	$20,530,000	$20,530,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.130%, VRD	16,734,000	16,734,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 0.130%, VRD	8,300,000	8,300,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.130%, VRD	34,600,000	34,600,000

		154,664,000

Indiana—4.8%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 0.130%, VRD	24,920,000	24,920,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.120%, VRD	28,900,000	28,900,000

		53,820,000

Maryland—0.1%
Montgomery County Consolidated Public (Improvement Bond), GO Bonds, Series E, 0.110%, VRD	1,200,000	1,200,000

Massachusetts—1.0%
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.100%, VRD	5,725,000	5,725,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 0.100%, VRD	5,255,000	5,255,000

		10,980,000

Michigan—1.7%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 0.110%, VRD	18,700,000	18,700,000

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—4.7%
BMississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development (Chevron USA, Inc. Project), Revenue Bonds, Series B, 0.110%, VRD	$1,900,000	$1,900,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 0.110%, VRD	400,000	400,000
Series A, 0.110%, VRD	5,025,000	5,025,000
Series B, 0.110%, VRD	1,700,000	1,700,000
Series B, 0.110%, VRD	6,355,000	6,355,000
Series C, 0.110%, VRD	1,475,000	1,475,000
Series C, 0.110%, VRD	2,700,000	2,700,000
Series C, 0.110%, VRD	2,700,000	2,700,000
Series D, 0.110%, VRD	550,000	550,000
Series E, 0.110%, VRD	700,000	700,000
Series E, 0.110%, VRD	2,400,000	2,400,000
Series G, 0.110%, VRD	1,700,000	1,700,000
Series G, 0.110%, VRD	4,885,000	4,885,000
Series H, 0.110%, VRD	1,425,000	1,425,000
Series I, 0.110%, VRD	2,900,000	2,900,000
Series K, 0.110%, VRD	3,005,000	3,005,000
Series L, 0.110%, VRD	9,925,000	9,925,000
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development, Chevron USA, Inc., Project Revenue Bonds, Series F, 0.110%, VRD	2,500,000	2,500,000
Mississippi Development Bank Jackson County Industrial Water System Revenue Bonds 0.110%, VRD	700,000	700,000

		52,945,000

Missouri—1.9%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-3, 0.150%, VRD	10,000,000	10,000,000
Series C-5, 0.100%, VRD	4,275,000	4,275,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-1, 0.110%, VRD	$1,000,000	$1,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.110%, VRD	1,000,000	1,000,000
Series B, 0.110%, VRD	500,000	500,000
Series C, 0.110%, VRD	400,000	400,000
Series C, 0.110%, VRD	3,500,000	3,500,000
Series D, 0.110%, VRD	500,000	500,000

		21,175,000

Nebraska—0.3%
Lancaster County Hospital Authority No.1 Revenue Refunding (Bryan Medical Center), Series B-1, 0.110%, VRD	3,300,000	3,300,000

New York—20.7%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.130%, VRD	2,830,000	2,830,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Series A-1, 0.100%, VRD	3,120,000	3,120,000
Subseries B-1, 0.110%, VRD	11,250,000	11,250,000
Subseries E-1, 0.120%, VRD	1,000,000	1,000,000
Subseries E-4, 0.150%, VRD	4,000,000	4,000,000
Subseries G-1G, 0.100%, VRD	1,565,000	1,565,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 0.100%, VRD	600,000	600,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.120%, VRD	2,400,000	2,400,000
Series BB-5, 0.130%, VRD	820,000	820,000

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution) 0.110%, VRD	$800,000	$800,000
New York City Transitional Finance Authority Future Tax Secured Revenue 0.110%, VRD	630,000	630,000
0.120%, VRD	30,765,000	30,765,000
Series C, 0.150%, VRD	21,190,000	21,190,000
Subseries C-6, 0.140%, VRD	3,000,000	3,000,000
New York City, GO Bonds, Subseries B-3, 0.110%, VRD	8,300,000	8,300,000
Subseries D-4, 0.100%, VRD	24,770,000	24,770,000
New York State Dormitory Authority, Series B, 5.000%, due 03/31/21	5,000,000	5,090,729
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.120%, VRD	56,745,000	56,745,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.120%, VRD	4,035,000	4,035,000
Triborough Bridge & Tunnel Authority Revenue (General) Subseries B-2, 0.090%, VRD	8,775,000	8,775,000
Series 2005B-4C, 0.120%, VRD	24,900,000	24,900,000
Series A, 0.110%, VRD	5,000,000	5,000,000
Series F, 0.090%, VRD	7,745,000	7,745,000
Subseries B-3, 0.130%, VRD	4,975,000	4,975,000

		234,305,729

North Carolina—0.3%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 0.100%, VRD	3,200,000	3,200,000

Ohio—3.1%
Akron Bath Copley Joint Township Hospital District Revenue (Summa Health Obligated Group), Series A-R, 0.110%, VRD	9,900,000	9,900,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
Series B-R, 0.110%, VRD	$920,000	$920,000
Montgomery County Revenue (Premier Health Partners Obligation), Series C, 0.110%, VRD	1,750,000	1,750,000
Ohio (Common Schools), GO Bonds, Series D, 0.120%, VRD	12,665,000	12,665,000
Ohio Hospital Facility Revenue (Cleveland Clinic Health System), Series D-1, 0.100%, VRD	3,170,000	3,170,000
Series D-1, 0.110%, VRD	6,700,000	6,700,000

		35,105,000

Oregon—1.3%
Oregon State Facilities Authority Peacehealth Revenue Refunding, Series A, 0.110%, VRD	14,300,000	14,300,000

Pennsylvania—5.5%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), Series C, 0.090%, VRD	11,175,000	11,175,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 0.120%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 0.120%, VRD	14,045,000	14,045,000
Pennsylvania Turnpike Commission, Series A, 0.100%, VRD	5,500,000	5,500,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 0.100%, VRD	2,600,000	2,600,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.120%, VRD	19,770,000	19,770,000

		62,690,000

Rhode Island—0.1%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 0.170%, VRD	900,000	900,000

	Face Amount	Value
Municipal bonds—(continued)
South Carolina—1.0%
Charleston County School District, GO Bonds, Series A, 5.000%, due 11/16/20	$3,240,000	$3,245,283
Richland County South Carolina (Transportation Sales), GO Bonds 3.000%, due 02/25/21	8,000,000	8,051,535

		11,296,818

Tennessee—1.3%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 0.160%, VRD	4,300,000	4,300,000
0.160%, VRD	9,900,000	9,900,000

		14,200,000

Texas—7.9%
Austin Water & Wastewater Systems Revenue Refunding 0.130%, VRD	10,100,000	10,100,000
Harris County Cultural Education Facilities Finance Corp. Methodist Hospital Revenue Refunding 0.100%, VRD	35,750,000	35,750,000
Harris County Hospital District Revenue Refunding (Senior Lien) 0.140%, VRD	1,760,000	1,760,000
Houston Utility System Revenue Refunding (First Lien), Series B-4, 0.120%, VRD	17,500,000	17,500,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 0.110%, VRD	1,065,000	1,065,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), Series A, 0.110%, VRD	400,000	400,000
State of Texas, Transitional Revenue Bonds 4.000%, due 08/26/21	20,000,000	20,610,426
University of Texas University Revenue Refunding (Financing System), Series B, 0.100%, VRD	2,000,000	2,000,000

		89,185,426

Utah—0.6%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.110%, VRD	7,295,000	7,295,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(concluded)
Virginia—1.2%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series D, 0.150%, VRD	$14,055,000	$14,055,000

Washington—0.8%
Port of Tacoma WA Revenue, Series B, 0.120%, VRD	9,400,000	9,400,000

Wisconsin—1.0%
Public Finance Authority Hospital Revenue (Wakemed), Series B, 0.110%, VRD	7,900,000	7,900,000
Wisconsin Health & Educational Facilities Authority Revenue 0.110%, VRD	3,015,000	3,015,000

		10,915,000
Total municipal bonds (cost—$993,521,176)		993,521,176

Tax-exempt commercial paper—11.9%
California—1.3%
California State University 0.150%, due 11/04/20	15,000,000	15,000,000

Illinois—1.4%
Illinois Educational Facilities Authority Revenue 0.160%, due 11/03/20	10,000,000	10,000,000
0.170%, due 12/02/20	6,561,000	6,561,000

		16,561,000

Maryland—0.5%
Montgomery County 0.190%, due 01/07/21	5,500,000	5,500,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Minnesota—0.9%
Rochester Minnesota Health Care Facilities Revenue 0.210%, due 01/06/21	$10,000,000	$10,000,000

Ohio—1.8%
Ohio State Higher Education 0.140%, due 12/03/20	5,000,000	5,000,000
0.140%, due 12/10/20	10,000,000	10,000,000
0.140%, due 12/10/20	5,000,000	5,000,000

		20,000,000

South Carolina—0.3%
South Carolina Public Service 0.200%, due 12/09/20	3,700,000	3,700,000

Texas—5.7%
Harris County Cultural Educational Facilities 0.130%, due 11/03/20	20,000,000	20,000,000
Lower Colorado River Authority 0.200%, due 01/06/21	17,659,000	17,659,000
University of Texas 0.150%, due 12/04/20	1,350,000	1,350,000
0.160%, due 12/15/20	25,000,000	25,000,000

		64,009,000
Total tax-exempt commercial paper (cost—$134,770,000)		134,770,000
Total investments (cost—$1,128,291,176 which approximates cost for federal income tax purposes)—99.9%		1,128,291,176

Other assets in excess of liabilities—0.1%		692,728
Net assets—100.0%		$1,128,983,904

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$993,521,176	$—	$993,521,176
Tax-exempt commercial paper	—	134,770,000	—	134,770,000
Total	$—	$1,128,291,176	$—	$1,128,291,176

At October 31, 2020, there were no transfers in or out of Level 3.

Glossary of terms used in the Portfolio of investments (unaudited)

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2020 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2020 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$9,614,104,180	$224,397,420	$7,544,281,291	$19,934,497,130	$5,141,221,045	$1,128,291,176
Repurchase agreements	3,247,000,000	126,000,000	4,125,000,000	7,746,200,000	1,378,000,000	—

Investments, at value
Investments	9,615,170,629	224,413,613	7,544,281,291	19,934,497,130	5,141,221,045	1,128,291,176
Repurchase agreements	3,247,000,000	126,000,000	4,125,000,000	7,746,200,000	1,378,000,000	—
Cash	588,699	27,643,344	3,753,707	3,509,825	719,737	6,217,491
Receivable for investments sold	—	—	102,000,000	849,000,000	—	—
Receivable for interest	1,828,511	9,681	2,925,736	14,706,678	805,155	706,820
Receivable from affiliate	—	9,966	—	—	—	—
Total assets	12,864,587,839	378,076,604	11,777,960,734	28,547,913,633	6,520,745,937	1,135,215,487

Liabilities:
Payable for investments purchased	—	27,039,343	90,959,125	220,900,734	—	6,130,374
Payable to affiliate	1,141,857	—	1,048,017	2,619,561	606,698	101,209
Total liabilities	1,141,857	27,039,343	92,007,142	223,520,295	606,698	6,231,583
Net assets, at value	$12,863,445,982	$351,037,261	$11,685,953,592	$28,324,393,338	$6,520,139,239	$1,128,983,904

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2020 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$28,632,777	$244,858	$17,143,702	$44,739,513	$14,212,419	$1,393,425
Expenses:
Investment advisory and administration fees	8,028,516	92,045	7,179,128	17,436,503	3,888,502	863,216
Trustees’ fees and expenses	35,171	7,313	31,062	70,070	19,931	9,820
Total expenses	8,063,687	99,358	7,210,190	17,506,573	3,908,433	873,036
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(99,358)	—	—	—	(20,230)
Net expenses	8,063,687	—	7,210,190	17,506,573	3,908,433	852,806
Net investment income (loss)	20,569,090	244,858	9,933,512	27,232,940	10,303,986	540,619
Net realized gain (loss)	(1,168)	1,042	147,945	(2)	—	—
Net change in unrealized appreciation (depreciation)	(2,797,762)	(30,989)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$17,770,160	$214,911	$10,081,457	$27,232,938	$10,303,986	$540,619

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$20,569,090	$353,385,726
Net realized gain (loss)	(1,168)	112,142
Net change in unrealized appreciation (depreciation)	(2,797,762)	3,093,263
Net increase (decrease) in net assets resulting from operations	17,770,160	356,591,131
Net increase (decrease) in net assets from beneficial interest transactions	(3,675,078,056)	385,003,117
Net increase (decrease) in net assets	(3,657,307,896)	741,594,248
Net assets:

Beginning of period	16,520,753,878	15,779,159,630
End of period	$12,863,445,982	$16,520,753,878

	ESG Prime Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$244,858	$134,921
Net realized gain (loss)	1,042	—
Net change in unrealized appreciation (depreciation)	(30,989)	47,182
Net increase (decrease) in net assets resulting from operations	214,911	182,103
Net increase (decrease) in net assets from beneficial interest transactions	277,210,650	73,429,597
Net increase (decrease) in net assets	277,425,561	73,611,700
Net assets:

Beginning of period	73,611,700	—
End of period	$351,037,261	$73,611,700

[1]	Commencement of operations.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$9,933,512	$240,863,481
Net realized gain (loss)	147,945	481,629
Net increase (decrease) in net assets resulting from operations	10,081,457	241,345,110
Net increase (decrease) in net assets from beneficial interest transactions	(6,086,803,235)	3,242,842,988
Net increase (decrease) in net assets	(6,076,721,778)	3,484,188,098
Net assets:

Beginning of period	17,762,675,370	14,278,487,272
End of period	$11,685,953,592	$17,762,675,370

	Treasury Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$27,232,940	$320,151,196
Net realized gain (loss)	(2)	19,268
Net increase (decrease) in net assets resulting from operations	27,232,938	320,170,464
Net increase (decrease) in net assets from beneficial interest transactions	(6,506,560,373)	17,260,860,340
Net increase (decrease) in net assets	(6,479,327,435)	17,581,030,804
Net assets:

Beginning of period	34,803,720,773	17,222,689,969
End of period	$28,324,393,338	$34,803,720,773

	Prime CNAV Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$10,303,986	$119,652,912
Net realized gain (loss)	—	73,339
Net increase (decrease) in net assets resulting from operations	10,303,986	119,726,251
Net increase (decrease) in net assets from beneficial interest transactions	(985,395,637)	2,493,874,372
Net increase (decrease) in net assets	(975,091,651)	2,613,600,623
Net assets:

Beginning of period	7,495,230,890	4,881,630,267
End of period	$6,520,139,239	$7,495,230,890

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Tax-Free Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$540,619	$27,659,945
Net increase (decrease) in net assets resulting from operations	540,619	27,659,945
Net increase (decrease) in net assets from beneficial interest transactions	(1,445,139,381)	269,819,731
Net increase (decrease) in net assets	(1,444,598,762)	297,479,676
Net assets:

Beginning of period	2,573,582,666	2,276,102,990
End of period	$1,128,983,904	$2,573,582,666

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.08%	0.09%	0.10%
Net investment income (loss)	0.26%[1]	1.90%	2.32%	1.41%	0.52%	0.26%
Supplemental data:
Total investment return[2]	0.12%	1.92%	2.31%	1.38%	0.64%	0.26%
Net assets, end of period (000’s)	$12,863,446	$16,520,754	$15,779,160	$7,775,651	$3,161,118	$17,197,266

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.00%[2]	0.00%[2]
Net investment income (loss)	0.25%[2]	1.24%[2]
Supplemental data:
Total investment return[3]	0.14%	0.47%
Net assets, end of period (000’s)	$351,037	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,			For the period from June 24, 2016[1] to April 30, 2017
		2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.14%[2]	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.07%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$11,685,954	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.09%
Net investment income (loss)	0.16%[1]	1.56%	2.07%	1.08%	0.39%	0.08%
Supplemental data:
Total investment return[2]	0.08%	1.70%	2.10%	1.08%	0.38%	0.09%
Net assets, end of period (000’s)	$28,324,393	$34,803,721	$17,222,690	$18,029,945	$18,194,995	$11,883,911

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,				For the period from January 19, 2016[1] to April 30, 2016
		2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income (loss)	0.26%[2]	1.83%	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	0.13%	1.90%	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$6,520,139	$7,495,231	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.04%
Net investment income (loss)	0.06%[1]	1.19%	1.35%	0.93%	0.50%	0.03%
Supplemental data:
Total investment return[2]	0.03%	1.23%	1.38%	0.91%	0.46%	0.03%
Net assets, end of period (000’s)	$1,128,984	$2,573,583	$2,276,103	$3,327,962	$2,317,734	$1,377,088

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”)

Master Trust

Notes to financial statements (unaudited)

determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity

Master Trust

Notes to financial statements (unaudited)

fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2020, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Master Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2020, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$1,141,857
ESG Prime Master Fund	(9,966)
Government Master Fund	1,048,017
Treasury Master Fund	2,619,561
Prime CNAV Master Fund	606,698
Tax-Free Master Fund	101,209

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs.

Master Trust

Notes to financial statements (unaudited)

Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2020, UBS AM voluntarily waived the below amount, which is not subject to future recoupment:

Fund	Amount waived by UBS AM
Tax-Free Master Fund	$20,230

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until January 31, 2021. For the period ended October 31, 2020, UBS AM voluntarily waived $99,358 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2020, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	34,300,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$6,812,905,595	$27,421,906,839
Withdrawals	(10,487,983,651)	(27,036,903,722)
Net increase (decrease) in beneficial interest	$(3,675,078,056)	$385,003,117

Master Trust

Notes to financial statements (unaudited)

ESG Prime Master Fund

	For the six months ended October 31, 2020	For the period from January 15, 2020[1] to April 30, 2020
Contributions	$477,229,278	$120,503,658
Withdrawals	(200,018,628)	(47,074,061)
Net increase (decrease) in beneficial interest	$277,210,650	$73,429,597

[1]	Commencement of operations.

Government Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$17,198,374,454	$46,835,779,003
Withdrawals	(23,285,177,689)	(43,592,936,015)
Net increase (decrease) in beneficial interest	$(6,086,803,235)	$3,242,842,988

Treasury Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$25,256,966,804	$57,434,681,322
Withdrawals	(31,763,527,177)	(40,173,820,982)
Net increase (decrease) in beneficial interest	$(6,506,560,373)	$17,260,860,340

Prime CNAV Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$3,551,404,224	$8,693,256,696
Withdrawals	(4,536,799,861)	(6,199,382,324)
Net increase (decrease) in beneficial interest	$(985,395,637)	$2,493,874,372

Tax-Free Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$224,029,482	$3,125,085,366
Withdrawals	(1,669,168,863)	(2,855,265,635)
Net increase (decrease) in beneficial interest	$(1,445,139,381)	$269,819,731

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$1,127,173
Gross unrealized depreciation	(60,724)
Net unrealized appreciation	$1,066,449

ESG Prime Master Fund

Gross unrealized appreciation	$17,262
Gross unrealized depreciation	(1,069)
Net unrealized appreciation	$16,193

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020, and since inception for the Government Master Fund, the Prime CNAV Master Fund and ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 21-22, 2020, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $206 billion in assets under management as of March 31, 2020 and was part of the UBS Asset Management Division, which had approximately $903 billion in assets under management worldwide as of March 31, 2020. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund through August 31, 2021. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, RMA Government Money Market Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses were at or below the Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Management noted that while the RMA Government Money Market Feeder Fund’s total expenses were above the Expense Group median, the RMA Government Money Market Feeder Fund’s Contractual Management Fee and Actual Management Fee was below or at the Expense Group median. Management explained that the RMA Government Money Market Feeder Fund’s higher relative total expenses were primarily due to the Expense Group classification. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s overall expenses were below the median by slightly less than 5 basis points (i.e., 0.05%).

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Prime Preferred Feeder Fund’s and Prime Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by approximately 4 basis points (i.e., 0.04%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses were above the applicable Expense Group median by 3 basis points (i.e., 0.03%) or less, while Select Prime Institutional Feeder Fund’s Contractual Management Fee was below the applicable Expense Group median. Management explained that the Expense Group includes peer funds that target large institutional investors and have higher minimum investment thresholds than the Select Prime Institutional Feeder Fund, resulting in lower relative expense ratios.

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above the applicable Expense Group median by less than 2 basis points (i.e., 0.02%), while the Select Prime Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee each were at or below the applicable Expense Group median. Management explained that only two peer funds in the Expense Group reported lower assets than Select Prime Investor Feeder Fund; as a result, management expects slightly higher overall expenses resulted from less asset scale.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Treasury Preferred Feeder Fund’s and Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by less than 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were at or below the applicable Expense Group median. Management explained that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Tax-Free Preferred Feeder Fund’s and Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Tax-Free Reserves Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by approximately 4 basis points (i.e., 0.04%), while the Contractual Management Fee and total expenses were below median. Management explained that the Tax-Free Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2020 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2020. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund and the Select Government Preferred Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one- and three-year periods and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was at or above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was below the Performance Group median by 4 basis points (i.e., 0.04%), 5 basis points (i.e., 0.05%), 4 basis points (i.e., 0.04%), 2 basis points (i.e., 0.02%) and 2 basis points (i.e., 0.02%), respectively, for the one-, three-, five- and ten-year periods and since inception.

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund and the Select Treasury Investor Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Tax-Free Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Tax-Free Investor Feeder Fund was the best performing fund of the Performance Group for the one-, three-, five- and ten-year periods and since inception.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Manager

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant - not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Igor Lasun

Igor Lasun

President

Date:	January 11, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun

Igor Lasun

President

Date:	January 11, 2021

By:	/s/ Joanne M. Kilkeary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Date:	January 11, 2021